Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock Class A	Common Stock Class B	Common Stock	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Sep. 30, 2022				$ 1,401	$ 23,256,219	$ 1,496,314	$ 2,484,385	$ (1,902,108)	$ 289,000	$ 25,625,211
Balance (in Shares) at Sep. 30, 2022	[1]			56,025
Foreign currency translation gain(loss)								(429,504)	(93,609)	(523,113)
Net income (loss)						1,457	(10,950,252)		(65,171)	(11,013,966)
Balance at Sep. 30, 2023		$ 1,401		$ 1,401	23,256,219	1,497,771	(8,465,867)	(2,331,612)	130,220	14,088,132
Balance (in Shares) at Sep. 30, 2023	[1]	56,025		56,025
Private placement		$ 280			979,720					980,000
Private placement (in Shares)	[1]	11,200
Private placement			$ 200							200
Private placement (in Shares)	[1]		8,000
Shares repurchase		$ (200)								(200)
Shares repurchase (in Shares)	[1]	(8,000)
Redemption of CVB		$ 91			224,909					225,000
Redemption of CVB (in Shares)	[1]	3,648
Acquisition of NCI									136,118	136,118
Capital contribution by Non- controlling interests									2,420,224	2,420,224
Foreign currency translation gain(loss)								90,932	135,573	226,505
Net income (loss)						1	(10,061,612)		(127,780)	(10,189,391)
Balance at Sep. 30, 2024		$ 1,572	$ 200		24,460,848	1,497,772	(18,527,479)	(2,240,680)	2,694,355	7,886,588	[2]
Balance (in Shares) at Sep. 30, 2024	[1]	62,873	8,000
Private placement		$ 10,219			6,449,781					6,460,000
Private placement (in Shares)	[1]	408,750
Warrant exchanged		$ 95,492			(95,492)
Warrant exchanged (in Shares)	[1]	3,819,680
Private placement and warrant exchanged		$ 41,667			4,478,288					4,519,955
Private placement and warrant exchanged (in Shares)	[1]	1,666,667
Equity Incentive			$ 500		574,500					575,000
Equity Incentive (in Shares)	[1]		20,000
Shares roundup		$ 72			(72)
Shares roundup (in Shares)	[1]	2,859
Redemption of CVB		$ 77			194,923					195,000
Redemption of CVB (in Shares)	[1]	3,091
Capital contribution by Non- controlling interests									1,488,973	1,488,973
Addition paid in capital					61,290				107,273	168,563
Foreign currency translation gain(loss)								12,068	(33,777)	(21,709)
Net income (loss)							(10,015,732)		(295,303)	(10,311,035)
Balance at Sep. 30, 2025		$ 149,099	$ 700		$ 36,124,066	$ 1,497,772	$ (28,543,211)	$ (2,228,612)	$ 3,961,521	$ 10,961,335	[2]
Balance (in Shares) at Sep. 30, 2025	[1]	5,963,920	28,000

[1]	The financial statements give retroactive effect to the August 05, 2025 one-for-twenty-five reverse share split.
[2]	The financial statements give retroactive effect to the August 5, 2025 one-for-twenty-five reverse share split.